Risk/Return Detail Data - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Select Portfolios
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Consumer Staples Portfolio /Fidelity Advisor® Consumer Staples Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Consumer Staples Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54 % of the average value of its portfolio.
Portfolio Turnover, Rate	54.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	4.66%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2019
Highest Quarterly Return	17.13%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(16.65%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Fidelity Advisor Consumer Staples Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Total annual operating expenses	0.98%
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
1 Year	669
3 Years	869
5 Years	1,086
10 Years	$ 1,707
2014	14.59%
2015	1.63%
2016	2.78%
2017	11.75%
2018	(16.07%)
2019	31.38%
2020	11.25%
2021	14.18%
2022	(0.73%)
2023	2.70%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Fidelity Advisor Consumer Staples Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.72%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 275
3 years	542
5 years	933
10 years	1,834
1 Year	175
3 Years	542
5 Years	933
10 Years	$ 1,834
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Fidelity Advisor Consumer Staples Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[3]
Total annual operating expenses	1.23%
1 year	$ 471
3 years	727
5 years	1,002
10 years	1,787
1 Year	471
3 Years	727
5 Years	1,002
10 Years	$ 1,787
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Fidelity Advisor Consumer Staples Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.69%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.71%
1 year	$ 73
3 years	227
5 years	395
10 years	883
1 Year	73
3 Years	227
5 Years	395
10 Years	$ 883
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Fidelity Advisor Consumer Staples Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.56%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.58%
1 year	$ 59
3 years	186
5 years	324
10 years	726
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Return Before Taxes | Fidelity Advisor Consumer Staples Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(3.21%)
Past 5 years	9.91%
Past 10 years	6.06%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Return Before Taxes | Fidelity Advisor Consumer Staples Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	0.95%
Past 5 years	10.38%
Past 10 years	6.05%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Return Before Taxes | Fidelity Advisor Consumer Staples Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(1.16%)
Past 5 years	10.13%
Past 10 years	6.02%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Return Before Taxes | Fidelity Advisor Consumer Staples Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.98%
Past 5 years	11.52%
Past 10 years	6.98%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Return Before Taxes | Fidelity Advisor Consumer Staples Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.11%
Past 5 years	11.67%
Since Inception	8.73%	[5]
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | After Taxes on Distributions | Fidelity Advisor Consumer Staples Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(4.33%)
Past 5 years	8.60%
Past 10 years	4.47%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor Consumer Staples Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(1.15%)
Past 5 years	7.71%
Past 10 years	4.52%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | F1506
Risk/Return:
Label	MSCI U.S. IMI Consumer Staples 25-50 Index
Past 1 year	2.42%
Past 5 years	10.67%
Past 10 years	8.42%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.23%, 0.22%, 0.20%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .